BRAZOS MUTUAL FUNDS
Report From Management

                                                               January 10, 2000

Dear Fellow Shareholders, Clients and Friends:

  Your Brazos Small Cap, Brazos Micro Cap and Brazos Multi Cap Growth, formerly Brazos Growth, portfolios once again posted impressive returns in 1999. Your portfolio management team, co-investors with you in all of our Brazos portfolios, are pleased to report that each of these funds dramatically outpaced their respective benchmarks this year. In the December quarter, Brazos Small Cap, Brazos Micro Cap and Brazos Multi Cap Growth's 29.9, 36.6 and 28.7 percent gains substantially exceeded the Russell 2000, S&P Midcap and S&P 500 returns! These results capped an even stronger year as summarized in the table below:


                                                   Quarter    Year   Inception
                                                    Ending  To Date     to
                                                   12/31/99 12/31/99 12/31/99
                                                   -------- -------- ---------
  Brazos Small Cap Growth(/1/) Class Y Inception
   12/31/96                                         29.9%    37.0%    140.5%
  Russell 2000 w/Inc.                               18.4%    21.3%     44.6%
  Brazos Micro Cap Growth(/1/) Inception 12/31/97   36.6%    80.8%    140.2%
  Russell 2000 w/Inc.                               18.4%    21.3%     18.2%
  Brazos Multi Cap Growth(/1/) Inception 12/31/98   28.7%    92.1%     92.1%
  S&P 500 w/Inc.                                    14.9%    21.0%     21.0%
  Brazos Real Estate Securities(/1/) Class Y
   Inception 12/31/96                               -1.3%    -4.6%      1.8%
  NAREIT Equity Index                               -1.0%    -4.6%     -5.4%


(1) Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Returns are higher due to the maintenance of the portfolios' expenses by John McStay Investment Counsel.

BRAZOS MUTUAL FUNDS
Report From Management--continued

  These strong results came despite heightened concerns regarding interest rates, inflation, stock valuations, a strengthening yen and a record U.S. trade deficit. We are very proud of these returns, but we are aware that we could be criticized for being too cautious and too focused on companies with strong fun-damentals and earnings. As you've seen in the press, companies with no earn-ings, namely Internet companies, skyrocketed to incredible valuations. Gains of several hundred percent were not uncommon.

  But don't worry, our bottom up fundamental research led us to participate in real companies that are part of this Internet and technology revolution. One of your key investment disciplines is identifying and investing in companies with accelerating revenues and earnings. This process led the Brazos portfolios to increase your holdings in technology and telecommunication stocks. For example, semiconductor holdings benefited from higher demand for chips and components used in computer, telecom and consumer electronic products, which comprise the backbone of the Internet. By identifying this accelerating demand for chips you were able to capitalize on this strong part of the market.

  Your weightings in consumer and financial stocks declined in 1999. With the Federal Reserve spooked by fears of potential inflation, raising interest rates three times in 1999, these moves heightened concerns over the levels of con-sumer spending and financial institutions' growth. Your team of portfolio man-agers harvested many gains in these sectors which enabled redeployment into the strong technology and telecommunication stocks. Additionally, the Brazos Funds were the beneficiary of a steady inflow of fresh cash. These funds were also deployed in the strongest stocks at the time.

  Even with your solid returns, many companies outside of technology did not participate in 1999's strong market. As always, our risk management tools have your portfolios well diversified in quality companies with strong earnings growth and very attractive valuations across several different sectors of the economy. This is a vital part of our risk control effort that has benefited your management team and investors over the past 20 plus years. As the market ultimately broadens, these non-tech holdings will benefit.

  By isolating one company at a time, we seek the rewards of strong revenue and earnings growth while avoiding the potential pitfalls that very high price-to-earnings ratios and profitless companies can present. In 2000, your companies are expected to grow earnings three times faster than the S&P 500 index. Yet, your holdings trade at near parity to the index's price-to-earnings ratio.

  Meanwhile, results for investors in real estate securities [including your fund] were very disappointing. In an environment where the riskier strategies provided some of the best returns, investors showed little interest in income producing asset classes in general--not only REITs but most fixed income alter-natives and utility funds.

BRAZOS MUTUAL FUNDS
Report From Management--continued


  Our many years in the investment arena have witnessed such periods before. Eventually, stocks yielding nearly nine percent, on average, at all-time record low multiples of earnings and selling at well below the value of the underlying assets will be "discovered". If not, then the year 2000 will most likely wit-ness an acceleration in insider buying, corporate share repurchases, mergers, acquisitions and LBOs, as those most aware of the incredible valuations and still quite healthy real estate operating environment take additional steps to enhance shareholder value. While we [your Brazos team has always been invested side by side with our shareholders] wait for those events to transpire, there are worse things than your fund receiving excellent up-front yields that are also growing at a 3-5% annual rate, while being covered by a greater degree of earnings cushion than ever before.

  In closing, we would like to take this opportunity to announce the January introduction of our fifth Brazos mutual fund portfolio. The Brazos Mid Cap Portfolio will be managed by the same team of portfolio managers/analysts and we will employ the same disciplines as our other equity fund portfolios. The Brazos Mid Cap Portfolio fits well between the Brazos Small Cap and Brazos Multi Cap Growth portfolios. For information, please call Loren Soetenga at
(214) 365-5233.

  Your Brazos team is grateful for your continued confidence. We send our best wishes for a great 2000.

                                   /s/ John McStay

                                   Sincerely,
                                   John McStay Investment Counsel

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                       BRAZOS SMALL CAP GROWTH PORTFOLIO

                                 [LINE GRAPH]

-------------------------------------------------------------------------------
                         SEC Avg. Annual Total Return
                               (as of 11/30/99)

                                                1 Year          Since Inception
Small Cap Growth Portfolio Class Y              31.77%              27.63%
Russell 2000 Index                              15.83%               9.50%

Small Cap Growth Portfolio Class A                 N/A               3.17%*
Small Cap Growth Portfolio Class B                 N/A               5.41%*
Small Cap Growth Portfolio Class II                N/A               7.37%*

* SEC cumulative total return from commencement of
  operations: 9/8/99
-------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on December 31, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                    BRAZOS REAL ESTATE SECURITIES PORTFOLIO

                                 [LINE GRAPH]

-------------------------------------------------------------------------------
                         SEC Avg. Annual Total Return
                               (as of 11/30/99)

                                                1 Year          Since Inception
Real Estate Securities Portfolio Class Y        -7.86%              -0.35%
Wilshire REIT Index                            -14.73%              -8.61%
NAREIT Equity Index                             -9.88%              -8.28%

Real Estate Securities Portfolio Class A           N/A             -12.40%*
Real Estate Securities Portfolio Class B           N/A             -10.92%*
Real Estate Securities Portfolio Class II          N/A              -9.06%*

* SEC cumulative total return from commencement of
  operations: 9/8/99
-------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on December 31, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS
Report From Management -- continued




                       BRAZOS MICRO CAP GROWTH PORTFOLIO

                                 [LINE GRAPH]

-------------------------------------------------------------------------------
                         SEC Avg. Annual Total Return
                               (as of 11/30/99)

                                                1 Year          Since Inception
Micro Cap Growth Portfolio                      65.67%              43.35%
Russell 2000 Index                              15.83%               3.39%

-------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on December 31, 1997 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                       BRAZOS MULTI CAP GROWTH PORTFOLIO

                                 [LINE GRAPH]

-------------------------------------------------------------------------------
                            Aggregate Total Return
                       For the period December 31, 1998
                           through November 30, 1999

                   Multi Cap Growth Portfolio            72.39%
                   S&P 500 Index                         14.31%
-------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on December 31, 1998 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments                                       November 30, 1999

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Common Stock -- 95.0%

Basic Resources (Excluding Energy) -- 1.5%
   Millipore Corp. .......................................  278,300 $  9,131,719
                                                                    ------------

Business Services -- 7.8%
   Corporate Executive Board Co.+ ........................  105,500    4,905,750
   Iron Mountain, Inc.+...................................  204,015    6,005,692
   Maximus, Inc.+.........................................  255,712    7,159,936
   NOVA Corp.+............................................  235,167    7,201,989
   Paychex, Inc. .........................................  351,734   14,047,377
   Profit Recovery Group International, Inc. .............  256,682    9,509,266
                                                                    ------------
                                                                      48,830,010
                                                                    ------------

Consumer Merchandising -- 5.4%
   Ames Department Stores, Inc.+..........................  160,730    4,269,391
   BJ's Wholesale Club, Inc.+.............................  110,636    4,135,021
   CEC Entertainment, Inc.+...............................   72,850    2,185,500
   Cheesecake Factory, Inc.+..............................  141,856    4,397,536
   Linens' n Things, Inc.+................................  167,936    5,667,840
   Regis Corp. ...........................................  212,687    4,386,669
   Ross Stores, Inc. .....................................  175,100    3,359,731
   Williams-Sonoma, Inc.+.................................  101,700    5,542,650
                                                                    ------------
                                                                      33,944,338
                                                                    ------------

Consumer Non-Durables -- 0.8%
   Wild Oats Markets, Inc.+...............................  147,261    5,246,173
                                                                    ------------

Consumer Services -- 4.5%
   Bright Horizons Family Solutions, Inc.+ ...............  364,573    5,628,096
   International Speedway Corp. ..........................  216,605   14,295,930
   SFX Entertainment, Inc.+...............................  247,200    8,343,000
                                                                    ------------
                                                                      28,267,026
                                                                    ------------
Electronic Technology -- 19.1%
   Adtran, Inc.+..........................................  285,800   11,146,200
   Advanced Energy Industries, Inc.+......................   84,700    2,848,038
   ANTEC Corp.+...........................................  120,600    6,753,600
   Applied Micro Circuits Corp.+..........................   73,200    6,084,750
   Applied Power, Inc. ...................................  144,100    4,602,194
   Burr-Brown Corp.+......................................   94,000    4,165,375
   Cabletron Systems, Inc.+...............................  565,000   12,959,687
   CommScope, Inc.+.......................................  169,600    7,144,400
   Crossroads Systems, Inc.+..............................   20,000    1,763,750
   Efficient Networks, Inc. ..............................  125,000    7,500,000
   Galileo Technology Ltd.+...............................  145,000    3,307,813
   KEMET Corp. ...........................................  250,200    9,069,750
   Packeteer, Inc.+.......................................   45,000    2,334,375

                                               See Notes to Financial Statements
8

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Common Stock (continued)

Electronic Technology -- 19.1% (continued)
   Powerwave Technologies, Inc.+..........................   73,700 $  4,408,181
   S3, Inc.+..............................................  697,000    5,837,375
   SDL, Inc.+.............................................   68,600   11,164,650
   TranSwitch Corp.+......................................   87,000    4,089,000
   TriQuint Semiconductor, Inc. ..........................  174,300   14,837,287
                                                                    ------------
                                                                     120,016,425
                                                                    ------------

Energy -- 3.5%
   Devon Energy Corp. ....................................  159,300    5,615,325
   Nabors Industries, Inc.+...............................  250,000    6,640,625
   Newfield Exploration Co. ..............................  103,500    2,671,594
   Pogo Producing Co. ....................................  293,200    5,277,600
   Santa Fe Snyder Corp.+.................................  192,900    1,543,200
   TransMontaigne, Inc.+..................................   53,698      362,461
                                                                    ------------
                                                                      22,110,805
                                                                    ------------

Financial -- 14.1%
   AmeriCredit Corp.+.....................................  491,676    8,358,492
   Bank United Corp., Class A ............................   77,400    2,757,375
   CyberSource Corp.+.....................................  146,400    8,729,100
   First Sierra Financial, Inc.+..........................  507,000   10,805,437
   Heller Financial, Inc. ................................        1           21
   Intertrust Technologies Corp.+.........................   73,700    9,475,056
   Knight/Trimark Group, Inc., Class A+...................  356,900   14,699,819
   Metris Cos., Inc. .....................................  453,282   14,335,043
   NextCard, Inc. ........................................   81,700    2,711,419
   PMI Group, Inc. .......................................  155,000    7,740,313
   Radian Group, Inc. ....................................  193,200    9,442,650
                                                                    ------------
                                                                      89,054,725
                                                                    ------------

Healthcare Products -- 3.6%
   Biovail Corp. International+...........................   89,900    6,253,669
   Jones Pharma, Inc. ....................................   88,460    3,062,927
   Medicis Pharmaceutical Corp., Class A+.................  203,367    7,143,266
   Symyx Technologies, Inc.+..............................   75,000    2,587,500
   Waters Corp.+..........................................   78,872    3,864,728
                                                                    ------------
                                                                      22,912,090
                                                                    ------------

Healthcare Services -- 3.1%
   Accredo Health, Inc.+..................................  242,900    6,694,931
   Advance Paradigm, Inc.+................................  195,300    7,763,175
   Professional Detailing, Inc.+..........................  188,200    4,987,300
                                                                    ------------
                                                                      19,445,406
                                                                    ------------


See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Common Stock (continued)

Media -- 10.7%
   American Tower Corp.+..................................  283,406 $  7,403,982
   Cinar Corp., Inc. .....................................  387,420    5,302,811
   Clear Channel Communications, Inc.+....................  173,961   13,982,115
   Cumulus Media, Inc.+...................................  117,000    4,680,000
   Hispanic Broadcasting Corp.+...........................  169,326   13,948,229
   Outdoor Systems, Inc.+.................................  151,081    6,723,104
   Radio One, Inc.+.......................................   48,200    3,045,638
   Radio Unica Corp.+.....................................   75,000    2,071,875
   TMP Worldwide, Inc.+...................................   50,871    4,823,208
   Westwood One, Inc.+....................................   96,800    5,541,800
                                                                    ------------
                                                                      67,522,762
                                                                    ------------

Technology Services & Software -- 20.6%
   Affiliated Computer Services, Inc.+....................  314,156   11,761,215
   Art Technology Group, Inc.+............................   91,400    5,803,900
   Business Objects SA+...................................   47,400    4,194,900
   Critical Path, Inc.+...................................  104,300    5,808,206
   CSG Systems International, Inc.+.......................  131,408    5,732,674
   Data Return Corp.+.....................................   12,800      346,400
   Diamond Technology Partner, Inc.+......................  101,100    5,307,750
   Great Plains Software, Inc.+...........................  124,800    6,669,000
   Illuminet Holdings, Inc.+..............................  107,500    5,643,750
   ISS Group, Inc. .......................................   72,600    3,502,950
   Mercury Interactive Corp.+.............................   81,700    6,791,312
   Metasolv Software, Inc. ...............................   35,000    2,159,063
   Net Perceptions, Inc.+.................................   72,200    2,725,550
   Netcentives, Inc.+.....................................  300,000    7,875,000
   NetScout Systems, Inc.+................................   77,500    1,937,500
   Network Solutions, Inc.+...............................   38,664    5,797,184
   Proxicom, Inc.+........................................   94,500    6,520,500
   Quintus Corp.+.........................................   25,000    1,387,500
   Razorfish, Inc. .......................................   52,300    3,827,706
   TIBCO Software, Inc.+..................................   40,000    3,880,000
   USWeb Corp.+...........................................  164,117    6,800,598
   Vignette Corp.+........................................   56,900   11,835,200
   Visual Networks, Inc.+.................................  109,300    6,448,700
   Xceed, Inc.+...........................................  264,000    6,930,000
                                                                    ------------
                                                                     129,686,558
                                                                    ------------

Traditional Heavy Industry -- 0.3%
   Waste Connections, Inc.+...............................  138,600    1,801,800
                                                                    ------------
  Total Investment Securities (Cost $465,339,517)..................  597,969,837
                                                                    ------------


                                               See Notes to Financial Statements
10

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------

Repurchase Agreement -- 3.4%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 4.50%, dated 11/30/99, to
    be repurchased 12/01/99 in the amount of
    $21,366,671 and collateralized by $6,240,000
    and $11,830,000 of U.S. Treasury Bonds,
    bearing interest at 7.88% and 8.50%,
    respectively, due 2/15/21 and 2/15/20,
    respectively, and having an approximate
    aggregate value of $21,797,913 (cost
    $21,364,000).................................       21,364      $ 21,364,000
                                                                    ------------

Total Investments -- 98.4% (Cost $486,703,517).....................  619,333,837
Other Assets Less Liabilities -- 1.6%..............................    9,996,936
                                                                    ------------

Net Assets -- 100.0%............................................... $629,330,773
                                                                    ============

-------
+Non-income producing securities.
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments                                       November 30, 1999

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Reit Stock -- 94.1%

Apartments -- 17.6%
   Apartment Investment & Management Co. .................   74,100 $  2,755,594
   Archstone Communities Trust............................  172,357    3,457,912
   Avalonbay Communities, Inc. ...........................   82,062    2,656,757
   BRE Properties, Inc. ..................................  109,300    2,513,900
   Camden Property Trust..................................   61,100    1,634,425
   Equity Residential Property Trust......................  139,000    5,586,063
   Gables Residential Trust...............................   42,400    1,007,000
   Post Properties, Inc. .................................   59,600    2,272,250
   Walden Residential Properties, Inc. ...................   46,000      943,000
                                                                    ------------
                                                                      22,826,901
                                                                    ------------

Free Standing -- 2.9%
   Captec Net Lease Realty, Inc. .........................   94,000      992,875
   Franchise Finance Corp. of America.....................   75,100    1,670,975
   U.S. Restaurant Properties, Inc. ......................   72,000    1,071,000
                                                                    ------------
                                                                       3,734,850
                                                                    ------------

Healthcare -- 4.7%
   ElderTrust.............................................   99,100      613,181
   Health Care Property Investors, Inc. ..................   62,718    1,626,748
   Healthcare Realty Trust, Inc. .........................   18,900      313,031
   LTC Properties, Inc. ..................................   93,900      909,657
   Nationwide Health Properties, Inc. ....................  110,100    1,644,619
   OMEGA Healthcare Investors, Inc. ......................   57,800      968,150
                                                                    ------------
                                                                       6,075,386
                                                                    ------------

Industrial -- 7.5%
   AMB Property Corp. ....................................  149,200    2,984,000
   First Industrial Realty Trust, Inc. ...................   70,000    1,785,000
   ProLogis Trust.........................................  274,200    4,987,012
                                                                    ------------
                                                                       9,756,012
                                                                    ------------

Lodging/Resorts -- 6.0%
   FelCor Lodging Trust, Inc. ............................   93,887    1,596,079
   Hilton Hotels Corp. ...................................   17,000      171,062
   Hospitality Properties Trust...........................   49,900      923,150
   Host Marriott Corp. ...................................  534,400    4,976,600
   RFS Hotel Investors, Inc. .............................    9,300      103,463
                                                                    ------------
                                                                       7,770,354
                                                                    ------------

Manufactured Homes -- 1.2%
   Chateau Communities, Inc. .............................   20,800      540,800
   Manufactured Home Communities, Inc. ...................   43,100    1,020,931
                                                                    ------------
                                                                       1,561,731
                                                                    ------------

                                               See Notes to Financial Statements
12

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Reit Stock (continued)

Mixed: Office/Industrial -- 5.4%
   Duke-Weeks Realty Corp. ...............................  248,232 $  4,592,292
   PS Business Parks, Inc. ...............................    3,200       69,600
   Reckson Associates Realty Corp. .......................  116,600    2,353,863
                                                                    ------------
                                                                       7,015,755
                                                                    ------------

Office -- 17.3%
   Arden Realty, Inc. ....................................  112,500    2,165,625
   Boston Properties, Inc. ...............................   52,100    1,475,081
   CarrAmerica Realty Corp. ..............................   79,600    1,651,700
   Cornerstone Properties, Inc. ..........................   91,800    1,267,987
   Equity Office Properties Trust.........................  326,678    7,166,499
   Highwoods Properties, Inc. ............................  110,100    2,422,200
   Kilroy Realty Corp. ...................................   29,600      562,400
   Mack-Cali Realty Corp. ................................  112,400    2,774,875
   SL Green Realty Corp. .................................   51,500    1,039,656
   Spieker Properties, Inc. ..............................   13,600      476,000
   Trizec Hahn Corp. .....................................   86,500    1,421,844
                                                                    ------------
                                                                      22,423,867
                                                                    ------------

Other -- 5.2%
   Crescent Real Estate Equities Co. .....................  100,500    1,702,219
   Glenborough Realty Trust, Inc. ........................   68,800      903,000
   Meditrust Cos. ........................................  188,400    1,236,375
   Vornado Realty Trust...................................   90,700    2,862,719
                                                                    ------------
                                                                       6,704,313
                                                                    ------------

Regional Malls -- 10.3%
   General Growth Properties, Inc. .......................  103,200    3,089,550
   Simon Property Group, Inc. ............................  168,800    3,935,150
   Taubman Centers, Inc. .................................   47,300      514,387
   The Macherich Co. .....................................  101,200    2,011,350
   The Rouse Co. .........................................  123,700    2,713,669
   Urban Shopping Centers, Inc. ..........................   42,800    1,104,775
                                                                    ------------
                                                                      13,368,881
                                                                    ------------

Specialty -- 1.2%
   Golf Trust of America, Inc. ...........................   88,500    1,504,500
                                                                    ------------

Storage -- 4.7%
   Public Storage, Inc. ..................................  185,036    4,221,134
   Storage USA, Inc. .....................................   68,600    1,852,200
                                                                    ------------
                                                                       6,073,334
                                                                    ------------


See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

                                                      Shares/
                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------

Reit Stock (continued)

Strip Centers -- 10.1%
   Bradley Real Estate, Inc. ...................       55,500      $    999,000
   Burnham Pacific Properties, Inc. ............       59,600           584,825
   Developers Diversified Realty Corp. .........      155,000         2,160,312
   First Washington Realty Trust, Inc. .........       43,900           784,713
   JDN Realty Corp. ............................       87,400         1,436,637
   Kimco Realty Corp. ..........................      105,000         3,491,250
   New Plan Excel Realty Trust..................      104,400         1,696,500
   Philips International Realty Corp. ..........       42,700           699,213
   Regency Realty Corp. ........................       57,300         1,160,325
                                                                   ------------
                                                                     13,012,775
                                                                   ------------
  Total Investment Securities (Cost $134,978,118).................  121,828,659
                                                                   ------------
Repurchase Agreement -- 5.8%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 4.50%, dated 11/30/99,
    to be repurchased 12/01/99 in the amount of
    $7,476,935 and collateralized by $6,555,000
    of U.S. Treasury Bonds, bearing interest at
    7.88%, due 2/15/21 and having an approximate
    aggregate value of $7,628,381 (cost
    $7,476,000).................................       $7,476         7,476,000
                                                                   ------------
Total Investments -- 99.9% (Cost $143,051,649)....................  129,304,659

Other Assets Less Liabilities -- 0.1%.............................      139,950
                                                                   ------------
Net Assets -- 100.0%.............................................. $129,444,609
                                                                   ============

                                               See Notes to Financial Statements
14

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments                                       November 30, 1999

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Common Stock -- 95.7%

Business Services -- 5.1%
   Corporate Executive Board Co.+.........................   22,000 $  1,023,000
   Maximus, Inc.+.........................................   98,800    2,766,400
   Miami Computer Supply Corp.+...........................   29,600      828,800
   Profit Recovery Group International, Inc.+.............   43,900    1,626,358
                                                                    ------------
                                                                       6,244,558
                                                                    ------------

Consumer Merchandising -- 8.7%
   99 Cents Only Stores+..................................   23,750      673,906
   Ames Department Stores, Inc.+..........................   35,400      940,313
   Brown Shoe Co., Inc. ..................................   61,800      973,350
   Cheesecake Factory, Inc. ..............................   26,500      821,500
   Chico's FAS, Inc.+.....................................   81,000    3,113,437
   Intertan, Inc.+........................................   83,500    1,998,781
   O'Charleys, Inc.+......................................   72,400      950,250
   Pantry, Inc. ..........................................   72,000      630,000
   Project America, Inc. .................................   28,400      450,850
                                                                    ------------
                                                                      10,552,387
                                                                    ------------

Consumer Non-Durables -- 0.6%
   Wild Oats Markets, Inc.+...............................   21,200      755,250
                                                                    ------------

Consumer Services -- 3.1%
   Bright Horizons Family Solutions, Inc.+................   66,010    1,019,029
   Scientific Learning Corp.+.............................   70,000    1,898,750
   Zixit Corp. ...........................................   20,000      865,000
                                                                    ------------
                                                                       3,782,779
                                                                    ------------

Electronic Technology -- 20.8%
   AstroPower, Inc.+......................................  167,700    2,096,250
   Data Return Corp.......................................   50,000      700,000
   Metron Technology......................................  148,200    2,361,937
   Oak Industries, Inc.+..................................   63,600    4,789,875
   S3, Inc.+..............................................  237,500    1,989,063
   Tollgrade Communications, Inc.+........................  129,700    3,655,919
   TriQuint Semiconductor, Inc.+..........................   36,700    3,124,087
   Virata Corp.+..........................................   91,600    2,942,650
   Westell Technologies+..................................  408,700    3,716,616
                                                                    ------------
                                                                      25,376,397
                                                                    ------------

Energy -- 4.4%
   Key Production Co., Inc.+..............................   97,700      793,813
   Midcoast Energy Resources, Inc. .......................  125,000    2,343,750
   Pennaco Energy, Inc.+..................................   52,000      500,500
   Spinnaker Exploration Co.+.............................  109,500    1,615,125
   TransMontaigne, Inc.+..................................   20,100      135,675
                                                                    ------------
                                                                       5,388,863
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

Security Description                                        Shares     Value
--------------------                                        ------- ------------

Common Stock (continued)

Financial -- 7.5%
   First Sierra Financial, Inc.+..........................  159,100 $  3,390,819
   Indigo Aviation AB ADR+................................   63,900      802,744
   Mobile Mini, Inc.+.....................................  164,400    2,825,625
   Triad Guaranty, Inc.+..................................   94,400    2,147,600
                                                                    ------------
                                                                       9,166,788
                                                                    ------------

Healthcare Products -- 7.3%
   Dura Pharmaceuticals, Inc.+............................  161,700    2,107,153
   Ilex Oncology, Inc.+...................................  152,500    2,649,688
   Invitrogen Corp.+......................................   74,000    2,229,250
   Medicis Pharmaceutical Corp., Class A+.................   54,450    1,912,556
                                                                    ------------
                                                                       8,898,647
                                                                    ------------

Healthcare Services -- 9.3%
   Accredo Health, Inc.+..................................   87,100    2,400,694
   Advance Paradigm, Inc.+................................   37,200    1,478,700
   Drkoop.com, Inc.+......................................  138,000    2,466,750
   Healtheon Corp.+.......................................   74,940    3,405,086
   Orthodontic Centers of America, Inc.+..................   13,500      164,531
   Professional Detailing, Inc.+..........................   54,600    1,446,900
                                                                    ------------
                                                                      11,362,661
                                                                    ------------

Media -- 5.6%
   Cinar Corp., Inc.+.....................................   68,700      940,331
   Emmis Communications Corp., Class A+...................   15,000    1,215,000
   Lifeminders.com, Inc...................................   50,000    1,068,750
   Media Metrix, Inc.+....................................   53,200    1,968,400
   SBA Communcations Corp. ...............................  145,000    1,667,500
                                                                    ------------
                                                                       6,859,981
                                                                    ------------

Technology Services & Software -- 23.0%
   Cysive, Inc.+..........................................   56,200    2,838,100
   Daleen Technologies, Inc.+.............................  125,000    6,164,062
   Great Plains Software, Inc.+...........................   16,500      881,719
   MessageMedia, Inc.+....................................  142,900    2,339,988
   Netcentives, Inc.+.....................................  169,000    4,436,250
   NetScout Systems, Inc.+................................  150,000    3,750,000
   NetSolve, Inc. ........................................  115,000    2,990,000
   PSW Technologies, Inc. ................................  283,100    3,361,812
   Xceed, Inc.+...........................................   45,700    1,199,625
                                                                    ------------
                                                                      27,961,556
                                                                    ------------


                                               See Notes to Financial Statements
16

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

                                                     Shares/
                                                 Principal Amount
Security Description                              (in thousands)     Value
--------------------                             ---------------- ------------

Common Stock (continued)

Traditional Heavy Industry -- 0.3%
   Waste Connections, Inc.+....................        27,600     $    358,800
                                                                  ------------
  Total Investment Securities (Cost $90,370,192).................  116,708,667
                                                                  ------------

Repurchase Agreement -- 6.5%
   Agreement with State Street Bank & Trust
    Co., bearing interest at 4.50%, dated
    11/30/99, to be repurchased 12/01/99 in the
    amount of $7,867,983 and collateralized by
    $6,900,000 of U.S. Treasury Bonds, bearing
    interest at 7.88%, due 2/15/21 and having
    an approximate aggregate value of
    $8,029,875 (cost $7,867,000) ..............      $  7,867        7,867,000
                                                                  ------------

Total Investments -- 102.2% (Cost $98,237,192)...................  124,575,667

Liabilities in Excess of Other Assets -- (2.2)...................   (2,661,434)
                                                                  ------------

Net Assets -- 100.0%............................................. $121,914,233
                                                                  ============

-------
+Non-income producing security.
ADR ("American Depository Receipt")
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments                                       November 30, 1999

Security Description                                          Shares    Value
--------------------                                          ------ -----------

Common Stock -- 88.9%
Basic Resources (Excluding Energy) -- 1.6%
   Millipore Corp. .........................................  17,000 $   557,812
                                                                     -----------

Business Services -- 8.9%
   Concord EFS, Inc.+.......................................  18,400     487,600
   Iron Mountain, Inc.+.....................................   9,700     285,544
   Maximus, Inc.+...........................................  16,400     459,200
   Miami Computer Supply Corp.+.............................   8,700     243,600
   NOVA Corp.+..............................................   9,400     287,875
   Paychex, Inc. ...........................................  20,200     806,737
   Pierce Leahy Corp.+......................................  20,000     640,000
                                                                     -----------
                                                                       3,210,556
                                                                     -----------

Consumer Durables -- 1.4%
   Gentex Corp.+............................................   9,700     181,269
   Miller (Herman), Inc. ...................................  13,800     315,675
                                                                     -----------
                                                                         496,944
                                                                     -----------

Consumer Merchandising -- 10.8%
   Ames Department Stores, Inc.+............................   6,800     180,625
   BJ's Wholesale Club, Inc.+...............................   6,000     224,250
   Brinker International, Inc.+.............................  12,500     282,813
   CEC Entertainment, Inc.+.................................   2,550      76,500
   Dollar Tree Stores, Inc.+................................   8,400     375,900
   InterTAN, Inc.+..........................................  25,000     598,437
   Linens 'n Things, Inc.+..................................  15,000     506,250
   Pantry, Inc.+............................................  16,200     141,750
   Ross Stores, Inc. .......................................   8,200     157,338
   Tandy Corp. .............................................  10,700     819,887
   Williams-Sonoma, Inc.+...................................   9,400     512,300
                                                                     -----------
                                                                       3,876,050
                                                                     -----------

Consumer Services -- 3.4%
   International Speedway Corp. ............................   4,900     323,400
   SFX Entertainment, Inc.+.................................   6,900     232,875
   World Wrestling Federation Entertainment, Inc.+..........  33,200     668,150
                                                                     -----------
                                                                       1,224,425
                                                                     -----------


                                               See Notes to Financial Statements
18

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

Security Description                                          Shares    Value
--------------------                                          ------ -----------

Common Stock (continued)
Electronic Technology -- 22.5%
   ADC Telecommunications, Inc.+............................  11,700 $   623,756
   Amphenol Corp.+..........................................   8,068     551,145
   ANTEC Corp.+.............................................   7,300     408,800
   AVX Corp. ...............................................  16,500     675,469
   Cabletron Systems, Inc.+.................................  45,000   1,032,187
   Conexant Systems, Inc.+..................................  13,000     770,250
   Copper Mountain Networks, Inc.+..........................   5,800     483,938
   Oak Industries, Inc.+....................................   9,900     745,594
   S3, Inc.+................................................  23,200     194,300
   Scientific-Atlanta, Inc. ................................  11,600     676,425
   SDL, Inc.+...............................................   3,700     602,175
   Texas Instruments, Inc. .................................   8,600     826,137
   Vitesse Semiconductor Corp.+.............................  10,800     486,675
                                                                     -----------
                                                                       8,076,851
                                                                     -----------

Energy -- 1.9%
   Apache Corp. ............................................  10,500     376,031
   Vastar Resources, Inc. ..................................   5,500     308,000
                                                                     -----------
                                                                         684,031
                                                                     -----------

Financial -- 17.4%
   AmeriCredit Corp.+.......................................  26,900     457,300
   Capital One Financial Corp. .............................  15,200     707,750
   Charter One Financial, Inc. .............................  10,310     223,598
   CyberSource Corp.+.......................................   6,100     363,713
   FINOVA Group, Inc. ......................................  17,200     639,625
   Knight/Trimark Group, Inc., Class A+.....................  19,900     819,631
   MBNA Corp. ..............................................   8,500     214,625
   Metris Cos., Inc. .......................................  24,000     759,000
   MGIC Investment Corp. ...................................  17,100     966,150
   PMI Group, Inc. .........................................  10,700     534,331
   Radian Group, Inc. ......................................  11,600     566,950
                                                                     -----------
                                                                       6,252,673
                                                                     -----------

Healthcare Products -- 3.0%
   Biovail Corp. International+.............................   5,000     347,812
   Dura Pharmaceuticals, Inc.+..............................  26,900     350,541
   Waters Corp.+............................................   7,700     377,300
                                                                     -----------
                                                                       1,075,653
                                                                     -----------

Healthcare Services -- 0.9%
   Healtheon Corp.+.........................................   7,494     340,509
                                                                     -----------


See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 1999

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- -----------

Common Stock (continued)
Media -- 5.9%
   American Tower Corp., Class A+................       11,900      $   310,888
   Amfm, Inc.+...................................        5,330          376,764
   CBS Corp.+....................................       12,500          650,000
   Hispanic Broadcasting Corp.+..................        6,200          510,725
   Outdoor Systems, Inc.+........................        6,300          280,350
                                                                    -----------
                                                                      2,128,727
                                                                    -----------

Technology Services & Software -- 9.8%
   Affiliated Computer Services, Inc., Class A+..       17,000          636,437
   CSG Systems International, Inc.+..............        4,500          196,313
   Fiserv, Inc.+.................................        5,250          186,375
   iXL Enterprises, Inc.+........................       20,100          723,600
   Mercury Interactive Corp.+....................        4,300          357,438
   Network Solutions, Inc.+......................        4,600          689,712
   SunGard Data Systems, Inc.+...................        4,900          109,025
   Transaction Systems Architects, Inc.+.........          500           17,469
   Vignette Corp.+...............................        2,900          603,200
                                                                    -----------
                                                                      3,519,569
                                                                    -----------

Traditional Heavy Industry -- 1.4%
   Danaher Corp. ................................       10,300          505,988
                                                                    -----------
  Total Common Stock (Cost $28,258,606)............................  31,949,788
                                                                    -----------

Corporate Bonds -- 2.1%
   American Tower Corp. convertible 6.25% 2009...       $  260          323,375
   Lamar Advertising Co. convertible 5.25% 2006..          310          434,000

                                                                    -----------
  Total Corporate Bonds (Cost $595,627)............................     757,375
                                                                    -----------
  Total Investment Securities (Cost $28,854,233)...................  32,707,163
                                                                    -----------

Repurchase Agreement -- 7.1%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 4.50%, dated 11/30/99, to
    be repurchased 12/01/99 in the amount of
    $2,546,318 and collateralized by $2,235,000
    of U.S. Treasury Bonds, bearing interest at
    7.88%, due 2/15/21 and having an approximate
    aggregate value of $2,600,981 (cost
    $2,546,000)..................................        2,546        2,546,000
                                                                    -----------

Total Investments -- 98.1% (Cost $31,400,233)......................  35,253,163

Other Assets Less Liabilities -- 1.9%..............................     690,997
                                                                    -----------

Net Assets -- 100.0%............................................... $35,944,160
                                                                    ===========

-------
+Non-income producing security.
                                               See Notes to Financial Statements
20

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities                            November 30, 1999

                             Small Cap   Real Estate    Micro Cap    Multi Cap
                               Growth     Securities      Growth      Growth
                             Portfolio    Portfolio     Portfolio    Portfolio
                            ------------ ------------  ------------ -----------

assets:
 Investment securities, at
  value*................... $597,969,837 $121,828,659  $116,708,667 $32,707,163
 Repurchase agreements
  (cost equals market).....   21,364,000    7,476,000     7,867,000   2,546,000
 Cash......................           --          324     1,299,204          --
 Receivable for
  investments sold.........   15,229,642    1,458,967     2,178,891     748,804
 Interest and dividends
  receivable...............        8,467      304,524         9,733      12,626
 Receivable for shares of
  beneficial interest
  sold.....................      673,909       26,286       104,381       8,226
 Prepaid expenses..........        3,655          842           635         154
 Receivable from
  investment
  adviser/administrator....          193          133            --       6,401
 Deferred organizational
  expenses.................       16,510       16,510            --          --
                            ------------ ------------  ------------ -----------
   Total assets............  635,266,213  131,112,245   128,168,511  36,029,374
                            ------------ ------------  ------------ -----------
liabilities:
 Payable for investments
  purchased................    2,136,535    1,433,299     4,894,857      10,600
 Payable for shares of
  beneficial interest
  redeemed.................      928,114       52,214     1,168,868          11
 Investment advisory and
  management fees payable..      460,031       96,681       117,382          --
 Accrued expenses..........      192,988       84,656        73,171      59,384
 Distribution and service
  maintenance fees
  payable..................        1,288          786            --          --
 Due to Adviser............           --           --            --      15,200
 Due to Custodian..........    2,216,484           --            --          19
                            ------------ ------------  ------------ -----------
   Total liabilities.......    5,935,440    1,667,636     6,254,278      85,214
                            ------------ ------------  ------------ -----------
     Net assets............ $629,330,773 $129,444,609  $121,914,233 $35,944,160
                            ============ ============  ============ ===========
net assets were composed
 of:
 Shares of beneficial
  interest, $.001 par
  value.................... $     33,951 $     16,038  $      6,649 $     2,433
 Paid-in capital...........  491,266,546  161,703,506    87,292,330  29,831,259
                            ------------ ------------  ------------ -----------
                             491,300,497  161,719,544    87,298,979  29,833,692
 Accumulated undistributed
  net investment income
  (loss)...................           --      851,041            --          --
 Accumulated undistributed
  net realized gain (loss)
  on investments, foreign
  currency and other
  assets and liabilities...    5,399,956  (19,976,517)    8,276,779   2,257,538
 Net unrealized
  appreciation
  (depreciation) of
  investments..............  132,630,320  (13,149,459)   26,338,475   3,852,930
                            ------------ ------------  ------------ -----------
     Net assets............ $629,330,773 $129,444,609  $121,914,233 $35,944,160
                            ============ ============  ============ ===========
 *Identified cost
 Investment securities..... $465,339,517 $134,978,118  $ 90,370,192 $28,854,233
                            ============ ============  ============ ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities -- continued               November 30, 1999

                              Small Cap   Real Estate   Micro Cap    Multi Cap
                                Growth     Securities     Growth      Growth
                              Portfolio    Portfolio    Portfolio    Portfolio
                             ------------ ------------ ------------ -----------

Class Y (unlimited shares
 authorized):
 Net assets................  $627,977,577 $128,996,487 $121,914,233 $35,944,160
 Shares of beneficial
  interest issued and
  outstanding..............    33,877,855   15,982,180    6,649,389   2,432,517
 Net asset value, offering
  and redemption price
  per share................  $      18.54 $       8.07 $      18.33 $     14.78
                             ============ ============ ============ ===========
Class A (unlimited shares
 authorized):
 Net assets................  $    393,786 $    142,682           --          --
 Shares of beneficial
  interest issued and
  outstanding..............        21,287       17,710           --          --
 Net asset value and
  redemption price per
  share....................  $      18.50 $       8.06           --          --
 Maximum sales charge
  (5.75% of offering
  price)...................          1.13         0.49           --          --
                             ------------ ------------ ------------ -----------
 Maximum offering price to
  public...................  $      19.63 $       8.55           --          --
                             ============ ============ ============ ===========
Class B (unlimited shares
 authorized):
 Net assets................  $    562,445 $    162,422           --          --
 Shares of beneficial
  interest issued and
  outstanding..............        30,424       20,173           --          --
 Net asset value, offering
  and redemption price per
  share (excluding any
  applicable contingent
  deferred sales charge)...  $      18.49 $       8.05           --          --
                             ============ ============ ============ ===========
Class II (unlimited shares
 authorized):
 Net assets................  $    396,965 $    143,018           --          --
 Shares of beneficial
  interest issued and
  outstanding..............        21,452       17,755           --          --
 Net asset value and
  redemption price per
  share (excluding any
  applicable contigent
  deferred sales charge)...  $      18.50 $       8.05           --          --
 Maximum sales charge
  (1.00% of offering
  price)...................          0.19         0.08           --          --
                             ------------ ------------ ------------ -----------
 Maximum offering price to
  public...................  $      18.69 $       8.13           --          --
                             ============ ============ ============ ===========

                                               See Notes to Financial Statements
22

BRAZOS MUTUAL FUNDS
Statement of Operations -- For the year ended November 30, 1999

                               Small Cap    Real Estate    Micro Cap   Multi Cap
                                 Growth      Securities     Growth       Growth
                               Portfolio     Portfolio     Portfolio   Portfolio*
                              ------------  ------------  -----------  ----------
INVESTMENT INCOME:
Income:
 Interest...................  $    962,295  $    337,007  $   454,958  $  102,569
 Dividends (net of
  withholding taxes of
  $1,365 on the Real Estate
  Securities Portfolio).....       511,381     7,346,312       28,007      31,124
                              ------------  ------------  -----------  ----------
  Total investment income...     1,473,676     7,683,319      482,965     133,693
                              ------------  ------------  -----------  ----------
Expenses:
 Investment advisory and
  management fees...........     4,480,753     1,075,480      972,652     128,625
 Administration fees........       329,034        85,854       57,271      13,760
 Distribution and service
  maintenance fees-Class A..           159           116          --          --
 Distribution and service
  maintenance fees-Class B..           645           337          --          --
 Distribution and service
  maintenance fees-Class
  II........................           489           332          --          --
 Transfer agent fees and
  expenses-Class A..........           125            91          --          --
 Transfer agent fees and
  expenses-Class B..........           178            92          --          --
 Transfer agent fees and
  expenses-Class II.........           134            91          --          --
 Transfer agent fees and
  expenses-Class Y..........        73,232        25,309       17,490      15,134
 Custodian fees and
  expenses..................       173,212       104,324       56,203      36,291
 Registration fees-Class A..            45            33          --          --
 Registration fees-Class B..            62            34          --          --
 Registration fees-Class
  II........................            48            33          --          --
 Registration fees-Class Y..       135,848        57,710       78,286      49,368
 Audit and tax consulting
  fees......................        39,840        19,549       22,321      20,425
 Trustees' fees and
  expenses..................        30,225        12,891       11,823      12,580
 Printing expense...........        36,660        12,444       15,658       7,872
 Legal fees and expenses....        54,264        24,313       16,811       6,653
 Insurance expense..........        12,569         2,460        1,817         553
 Amortization of
  organizational expenses...         1,682         1,683          --          --
 Miscellaneous expenses.....         1,819         1,666        1,327       2,471
                              ------------  ------------  -----------  ----------
 Total expenses.............     5,371,023     1,424,842    1,251,659     293,732
 Less: Expenses
  waived/reimbursed.........          (220)         (182)         --     (100,115)
 Less: Custody credits
  earned on cash balances...        (6,953)         (328)        (797)       (233)
                              ------------  ------------  -----------  ----------
 Net expenses...............     5,363,850     1,424,332    1,250,862     193,384
                              ------------  ------------  -----------  ----------
Net investment income
 (loss).....................    (3,890,174)    6,258,987     (767,897)    (59,691)
                              ------------  ------------  -----------  ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
 investments................    25,362,554   (12,384,265)  17,495,994   4,217,316
Net change in unrealized
 appreciation/depreciation
 on investments.............   107,534,782    (4,486,508)  23,601,585   3,852,930
                              ------------  ------------  -----------  ----------
Net realized and unrealized
 gain (loss) on investments,
 foreign currency and other
 assets and liabilities.....   132,897,336   (16,870,773)  41,097,579   8,070,246
                              ------------  ------------  -----------  ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS:................  $129,007,162  ($10,611,786) $40,329,682  $8,010,555
                              ============  ============  ===========  ==========

-------
*For the period December 31, 1998, commencement of operations, through November
  30, 1999

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets

                                Small Cap Growth         Real Estate Securities
                                    Portfolio                   Portfolio
                            --------------------------  --------------------------
                            For the year  For the year  For the year  For the year
                               ended         ended         ended         ended
                            November 30,  November 30,  November 30,  November 30,
                                1999          1998          1999          1998
                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment income
  (loss)..................   ($3,890,174)  ($1,321,902) $  6,258,987  $ 3,324,100
 Net realized gain (loss)
  on investments..........    25,362,554   (19,900,633)  (12,384,265)  (7,566,179)
 Net change in unrealized
  appreciation/depreciation
  of investments..........   107,534,782    22,192,195    (4,486,508)  (9,733,110)
                            ------------  ------------  ------------  -----------
 Net increase (decrease)
  in net assets resulting
  from operations.........   129,007,162       969,660   (10,611,786) (13,975,189)
                            ------------  ------------  ------------  -----------
Dividends and
 distributions to
 shareholders:
 From net investment
  income (Class Y)........           --            --     (5,836,341)  (3,252,946)
 From net investment
  income (Class A)........           --            --         (2,095)         --
 From net investment
  income (Class B)........           --            --         (2,047)         --
 From net investment
  income (Class II).......           --            --         (2,046)         --
 From net realized gains
  on investments
  (Class Y)...............           --       (650,416)          --      (567,899)
 From net realized gains
  on investments
  (Class A)...............           --            --            --           --
 From net realized gains
  on investments
  (Class B)...............           --            --            --           --
 From net realized gains
  on investments
  (Class II)..............           --            --            --           --
                            ------------  ------------  ------------  -----------
Total dividends and
 distributions to
 shareholders.............           --       (650,416)   (5,842,529)  (3,820,845)
                            ------------  ------------  ------------  -----------
Net increase in net assets
 resulting from capital
 share transactions (Note
 5).......................   187,116,304   231,990,081    61,109,901   49,276,804
                            ------------  ------------  ------------  -----------
Total increase in net
 assets...................   316,123,466   232,309,325    44,655,586   31,480,770
NET ASSETS:
Beginning of period.......   313,207,307    80,897,982    84,789,023   53,308,253
                            ------------  ------------  ------------  -----------
End of period [including
 undistributed net
 investment income (loss)
 for November 30,1999 and
 November 30, 1998 of $0,
 $0; $851,041 and $435,600
 respectively.............  $629,330,773  $313,207,307  $129,444,609  $84,789,023
                            ============  ============  ============  ===========

                                               See Notes to Financial Statements
24

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets-- continued

                                                                   Multi Cap
                                                                     Growth
                                    Micro Cap Growth Portfolio     Portfolio
                                    ---------------------------- --------------
                                                  For the period For the period
                                                   December 31,   December 31,
                                    For the year       1997           1998
                                       ended         through        through
                                    November 30,   November 30,   November 30,
                                        1999           1998           1999
                                    ------------  -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)......    ($767,897)    ($125,108)       (59,691)
 Net realized gain (loss) on
  investments......................   17,495,994      (567,935)     4,217,316
 Net change in unrealized
  appreciation/depreciation of
  investments......................   23,601,585     2,736,890      3,852,930
                                    ------------   -----------    -----------
 Net increase (decrease) in net
  assets resulting from operations.   40,329,682     2,043,847      8,010,555
                                    ------------   -----------    -----------
Dividends and distributions to
 shareholders:
 From net investment income (Class
  Y)...............................          --            --             --
 From net investment income (Class
  A)...............................          --            --             --
 From net investment income (Class
  B)...............................          --            --             --
 From net investment income (Class
  II)..............................          --            --             --
 From net realized gains on
  investments (Class Y)............   (7,883,383)          --      (1,900,087)
 From net realized gains on
  investments (Class A)............          --            --             --
 From net realized gains on
  investments (Class B)............          --            --             --
 From net realized gains on
  investments (Class II)...........          --            --             --
                                    ------------   -----------    -----------
Total dividends and distributions
 to shareholders...................   (7,883,383)          --      (1,900,087)
                                    ------------   -----------    -----------
Net increase in net assets
 resulting from capital share
 transactions (Note 5).............   41,693,949    45,730,138     29,833,692
                                    ------------   -----------    -----------
Total increase in net assets.......   74,140,248    47,773,985     35,944,160
NET ASSETS:
Beginning of period................   47,773,985           --             --
                                    ------------   -----------    -----------
End of period [including
 undistributed net investment
 income (loss) for November 30,1999
 and November 30, 1998 of $0; $0,
 $0 and $0, respectively........... $121,914,233   $47,773,985    $35,944,160
                                    ============   ===========    ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights

                                                             SMALL CAP GROWTH PORTFOLIO
                                                             --------------------------
                                         Net
                                     gain(loss)
                              Net    on invest-    Total    Dividends Distri-                                 Net
                 Net Asset  invest-  ments (both    from    from net  butions           Net Asset           Assets   Ratio of
                  Value,     ment     realized    invest-    invest-   from     Total    Value,             end of   expenses
     Period      beginning  income       and        ment      ment    capital  distri-   end of     Total   period  to average
     Ended       of period (loss)(1) unrealized) operations  income    gains   butions   period   Return(2) (000's) net assets
---------------- --------- --------- ----------- ---------- --------- -------  -------  --------- --------- ------- ----------
                                                                      Class Y
                                                                      -------
12/31/96-
 11/30/97(3)....  $10.00    $(0.03)     $4.69      $4.66       $--    $(1.17)  $(1.17)   $13.49     47.08%  $80,898    1.35%(4)(5)
11/30/98........   13.49     (0.11)      0.79       0.68        --     (0.10)   (0.10)    14.07      5.06   313,207    1.21
11/30/99........   14.07     (0.13)      4.60       4.47        --        --       --     18.54     31.77   627,978    1.08
                                                                      Class A
                                                                      -------
9/8/99-
 11/30/99(3)....  $16.90    $(0.05)     $1.65      $1.60       $--       $--      $--    $18.50      9.47%  $   394    1.65%(4)(5)
                                                                      Class B
                                                                      -------
9/8/99-
 11/30/99(3)....  $16.90    $(0.09)     $1.68      $1.59       $--       $--      $--    $18.49      9.41%  $   562    2.30%(4)(5)
                                                                      Class II
                                                                      --------
9/8/99-
 11/30/99(3)....  $16.90    $(0.08)     $1.68      $1.60       $--       $--      $--    $18.50      9.47%  $   397    2.30%(4)(5)
                                                             SMALL CAP GROWTH PORTFOLIO
                                                             --------------------------
                 Ratio of net
                  investment
                    income
                    (loss)
     Period       to average   Portfolio
     Ended        net assets   turnover
---------------- ------------- ---------
                                                                      Class Y
                                                                      -------
12/31/96-
 11/30/97(3).... (0.68)%(4)(5)    148%
11/30/98........ (0.71)           104
11/30/99........ (0.78)           105
                                                                      Class A
                                                                      -------
9/8/99-
 11/30/99(3).... (1.46)%(4)(5)    105%
                                                                      Class B
                                                                      -------
9/8/99-
 11/30/99(3).... (2.12)%(4)(5)    105%
                                                                      Class II
                                                                      --------
9/8/99-
 11/30/99(3).... (2.11)%(4)(5)    105%

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                           11/30/97 11/30/98 11/30/99
                                           -------- -------- --------
   Small Cap Growth Class Y...............   0.45%     --        --
   Small Cap Growth Class A...............     --      --      0.14%
   Small Cap Growth Class B...............     --      --      0.14
   Small Cap Growth Class II..............     --      --      0.14

                                               See Notes to Financial Statements
26

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                        REAL ESTATE SECURITIES PORTFOLIO

                                           Net
                                       gain (loss)
                   Net Asset           on invest-    Total    Dividends Distri-            Net                Net
                    Value,      Net    ments (both    from    from net  butions           Asset             Assets   Ratio of
                    begin-    invest-   realized    invest-    invest-   from     Total   Value,            end of   expenses
      Period         ning      ment        and        ment      ment    capital  distri-  end of   Total    period  to average
       Ended       of period income(1) unrealized) operations  income    gains   butions  period Return(2)  (000's) net assets
 ----------------  --------- --------- ----------- ---------- --------- -------  -------  ------ ---------  ------- ----------
                                                                      Class Y
                                                                      -------
 12/31/96-
 11/30/97(3).....   $10.00     $0.35     $ 2.05      $ 2.40    $(0.23)  $(0.93)  $(1.16)  $11.24   24.39 %  $53,308 1.25%(4)(5)
 11/30/98........    11.24      0.44      (1.90)      (1.46)    (0.43)   (0.14)   (0.57)    9.21  (13.64)    84,789 1.25  (5)
 11/30/99........     9.21      0.47      (1.17)      (0.70)    (0.44)      --    (0.44)    8.07   (7.86)   128,997 1.19
                   Ratio of net
                    investment
                      income
                      (loss)
      Period        to average  Portfolio
       Ended        net assets  turnover
------------------ ------------ ---------
                                                                      Class Y
                                                                      -------
 12/31/96-
 11/30/97(3).....   4.61%(4)(5)    185%
 11/30/98........   4.19  (5)      157
 11/30/99........   5.23           100

                                                                      Class A
                                                                      -------
 9/08/99-
  11/30/99(3)....   $ 8.80     $0.12     $(0.74)     $(0.62)   $(0.12)  $   --   $(0.12)   $8.06   (7.06)%  $   143 1.65%(4)(5)
                                                                      Class B
                                                                      -------
 9/08/99-
  11/30/99(3)....   $ 8.80     $0.10     $(0.73)     $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%  $   162 2.30%(4)(5)
                                                                     Class II
                                                                     --------
 9/08/99-
  11/30/99(3)....   $ 8.80     $0.11     $(0.74)     $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%  $   143 2.30%(4)(5)
                                                                      Class A
                                                                      -------
 9/08/99-
  11/30/99(3)....   6.13%(4)(5)    100%
                                                                      Class B
                                                                      -------
 9/08/99-
  11/30/99(3)....   5.48%(4)(5)    100%
                                                                     Class II
                                                                     --------
 9/08/99-
  11/30/99(3)....   5.61%(4)(5)    100%

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                              11/30/97 11/30/98 11/30/99
                              -------- -------- --------
   Real Estate Securities
    Class Y..................   0.58%    0.06%      --
   Real Estate Securities
    Class A..................     --       --     0.18%
   Real Estate Securities
    Class B..................     --       --     0.18
   Real Estate Securities
    Class II.................     --       --     0.18

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                         MICRO CAP GROWTH PORTFOLIO
                                                         --------------------------
                                         Net
                                     gain (loss)                                                                 Ratio of
                              Net    on invest-    Total    Dividends Distri-           Net               Net    expenses
                 Net Asset  invest-  ments (both    from    from net  butions          Asset             Assets     to
                  Value,     ment     realized    invest-    invest-   from     Total  Value,            end of  average
     Period      beginning  income       and        ment      ment    capital  distri- end of   Total    period    net
     Ended       of period (loss)(1) unrealized) operations  income    gains   butions period Return(2) (000's)   assets
---------------- --------- --------- ----------- ---------- --------- -------  ------- ------ --------- -------- --------
                                                                   Class Y
                                                                   -------
12/31/97-
11/30/98(3).....  $10.00    $(0.05)     $2.08      $2.03       $--    $   --    $  --  $12.03   20.30%  $ 47,774   1.60%(4)(5)
11/30/99........   12.03     (0.14)      7.91       7.77        --     (1.47)   (1.47)  18.33   65.67    121,914   1.54
                                                         MICRO CAP GROWTH PORTFOLIO
                                                         --------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average         Portfolio
     Ended       net assets       turnover
---------------- ---------------- ---------
                                                                   Class Y
                                                                   -------
12/31/97-
11/30/98(3).....   (0.46)%(4)(5)     121%
11/30/99........   (0.95)            150

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                       11/30/98
                                       --------
   Micro Cap Growth...................   0.30%

                                               See Notes to Financial Statements
28

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                        MULTI CAP GROWTH PORTFOLIO
                                                        --------------------------
                                   Net gain
                  Net             on invest-
                 Asset              ments
                 Value,    Net      (both      Total    Dividends Distri-            Net                 Net
                 begin-  invest-   realized     from    from net  butions           Asset              Assets   Ratio of
                  ning    ment       and      invest-    invest-   from     Total   Value,             end of   expenses
     Period        of    income    unreal-      ment      ment    capital  distri-  end of   Total     period  to average
     Ended       period (loss)(1)   ized)    operations  income    gains   butions  period Return(2)   (000's) net assets
---------------- ------ --------- ---------- ---------- --------- -------  -------  ------ ---------   ------- ----------
                                                                 Class Y
                                                                 -------
12/31/98-
 11/30/99(3).... $10.00  $(0.05)    $6.96      $6.91      $ --    $ (2.13) $ (2.13) $14.78   72.39%(4) $35,944  1.35%(4)(5)
                                                        MULTI CAP GROWTH PORTFOLIO
                                                        --------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average        Portfolio
     Ended       net assets      turnover
---------------- --------------- ---------
                                                                 Class Y
                                                                 -------
12/31/98-
 11/30/99(3)....  (0.42)%(4)(5)     154%

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                          11/30/99
                                          --------
   Multi Cap Growth Portfolio............   0.64%

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Notes to Financial Statements

1. Description of the Fund. Brazos Mutual Funds (the "Fund") is registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as a di-versified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. At November 30, 1999 the authorized shares of bene-ficial interest of the Fund were divided into four Portfolios, the BRAZOS Small Cap Growth Portfolio ("Small Cap Growth Portfolio"), the BRAZOS Real Estate Se-curities Portfolio ("Real Estate Securities Portfolio"), the BRAZOS Micro Cap Growth Portfolio ("Micro Cap Growth Portfolio") and the BRAZOS Multi Cap Growth Portfolio, formerly BRAZOS Growth Portfolio ("Multi Cap Growth Portfolio") (each, a "Portfolio" and collectively, the "Portfolios"). The investment objec-tive of the Small Cap Growth Portfolio is to provide maximum capital apprecia-tion, consistent with reasonable risk to principal, by investing primarily in small capitalization companies. The investment objective of the Real Estate Se-curities Portfolio is to provide a balance of income and appreciation, consis-tent with reasonable risk to principal, by investing primarily in equity securities of companies which are principally engaged in the real estate indus-try. The investment objective of the Micro Cap Growth Portfolio is to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitalization companies. The investment objective of the Multi Cap Growth Portfolio is to provide maximum capital growth. Effec-tive December 31, 1999, the Growth Portfolio changed its name to the Multi Cap Growth Portfolio. The Portfolio's investment objective remains unchanged.

The Real Estate Securities Portfolio and the Small Cap Growth Portfolio offer multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--   Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within 18 months of purchase.

Class B shares--   Offered at net asset value per share without an initial
                   sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class II shares--  Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent deferred sales charge.

Class Y shares--  Offer at net asset value per share exclusively for institutional investors.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribu-tion and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, except that Class B and Class II shares are subject to higher distribution fee rates.

Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs de-pend generally on their ability to generate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mort-gages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Rev-enue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

2. Significant Accounting Policies. The following is a summary of the signifi-cant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted securities and listed securities, including REITs, which have not been traded on the valu-ation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amor-tized cost, which approximates market value, unless the Fund's Board of Trust-ees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees. As of November 30, 1999, no securities were valued by the Board of Trustees.

Federal Income Taxes. Each Portfolio is treated as a separate entity and in-tends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income and any net real-ized capital gains. The character of distributions made during the year from net investment income or net realized gains may differ from the characteriza-tion for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appro-priate, reclassifications between net asset accounts are made for such differ-ences that are permanent in nature. For the year ended November 30, 1999, the reclassifications arising from book/tax differences are primarily related to net operating losses.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capi-tal gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position ("SOP") 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distribu-tions by Investment Companies, distributions representing a return of capital for tax purposes are charged to capital paid in.

Deferred Organization Costs. Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations by the Small Cap Growth Portfolio and the Real Estate Securities Portfolio. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemp-tion proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity will generally accepted accounting princi-ples requires management to make estimates and assumptions that affect the re-ported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date ba-sis. Each Portfolio uses the specific identification method for determining re-alized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is recorded on the accrual ba-sis.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


3. Investment Securities. The aggregate purchases and sales of long-term secu-rities for the year ended November 30, 1999 were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
   Small Cap Growth Portfolio........................ $661,713,632 $502,504,217
   Real Estate Securities Portfolio..................  172,195,358  110,555,419
   Micro Cap Growth Portfolio........................  145,425,433  109,211,080
   Multi Cap Growth Portfolio........................   46,169,943   21,533,267

4. Advisory Fees and Other transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an in-vestment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of American International Group. Under Investment Ad-visory Agreements with the Fund, the Adviser manages the investment and rein-vestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreement, the Portfolios' pay the Adviser a monthly fee at the annual rate of 1.20%, 0.90%, 0.90% and 0.90% of the average daily net assets of the Micro Cap Growth Portfolio, Multi Cap Growth Portfolio, Small Cap Growth Portfolio and Real Estate Securities Portfolio, respectively. The Adviser has voluntarily agreed to keep operating expenses for the Micro Cap Growth Portfo-lio, Multi Cap Growth Portfolio, Small Cap Growth Portfolio and Real Estate Se-curities Portfolio Class Y shares (excluding extraordinary expenses) from exceeding an annual rate of 1.60%, 1.35%, 1.35% and 1.25%, respectively, of each Portfolio's average daily net assets.

For the year ended November 30, 1999 the Adviser waived/reimbursed fees in the amount of $92,990 on the Multi Cap Growth Portfolio.

Effective August 1, 1999 the Fund, on behalf of each Portfolio, has entered into an Administration Agreement with SunAmerica Asset Management Corp. ("SAAMCo") an indirect wholly owned subsidiary of American International Group. SAAMCo receives an annual fee based upon average daily net asset for each Port-folio as follows:

  .07% on the first $200 million
  .06% on the next $500 million
  .04% on the balance
  Minimum annual fee: $35,000/first portfolio; $25,000/portfolio for the next three portfolios; $20,000/portfolio for any additional portfolios.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


For the period August 1, 1999 through November 30, 1999, SAAMCo received fees of

                                                                     Expenses
                                                                   Reimbursed by
                                                Administration fee Administrator
                                                ------------------ -------------
   Small Cap Growth Portfolio..................      $122,861          $220
   Real Estate Securities Portfolio............        30,627           182
   Micro Cap Growth Portfolio..................        24,386           --
   Multi Cap Growth Portfolio..................         6,272           --

Effective September 8, 1999 the Fund, on behalf of each Portfolio, has a Dis-tribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an affili-ate of the Administrator. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in ac-cordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class A, Class B and Class II have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class II Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan and Class II Plan, the Distributor re-ceives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commis-sions and other expenses such as those incurred for sales literature, prospec-tus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Ac-cordingly, for the period September 8, 1999 through November 30, 1999, SACS re-ceived fees (see Statement of Operations) based upon the aforementioned rates.

SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemp-

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued

tions of each Portfolio's Class B and Class II shares. SACS has advised the Fund that for the period September 8, 1999 through November 30, 1999 the pro-ceeds received from sales (and paid out to affiliated and non-affiliated bro-ker-dealers) and redemptions are as follows:

                                            Class A                   Class B
                             ------------------------------------- -------------
                                                                    Contingent
                              Sales    Affiliated   Non-affiliated   Deferred
                             Charges Broker-dealers Broker-dealers Sales Charges
                             ------- -------------- -------------- -------------
Small Cap Growth Portfolio.  $9,841      $4,478         $5,359         $--
Real Estate Securities
 Portfolio.................     --          --             --           --
                                           Class II                  Class II
                             ------------------------------------- -------------
                                                                    Contingent
                              Sales    Affiliated   Non-affiliated   Deferred
                             Charges Broker-dealers Broker-dealers Sales Charges
                             ------- -------------- -------------- -------------
Small Cap Growth Portfolio.  $1,875      $  690         $1,185         $--
Real Estate Securities
 Portfolio.................      37         --              37          --

Effective August 15, 1999 the Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Administrator. Un-der the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which is approved annually by the Trustees, permits the Portfolios to compen-sate SAFS for services rendered based upon the following rates:

Class A, Class B, Class II--0.22% of average daily net assets
Class Y--transaction fee based, minimum annual fee of $25,000 for the first fund, $10,000 for each additional fund. Any transaction fees earned are remitted to State Street Bank & Trust Co.

For the period August 15, 1999 through November 30 1999, the Portfolios in-curred the following expenses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                              Payable at
                                      Expense             November 30, 1999
                              ------------------------ ------------------------
                              Class A Class B Class II Class A Class B Class II
                              ------- ------- -------- ------- ------- --------
Small Cap Growth Portfolio...  $100    $141     $107     $50     $83     $55
Real Estate Securities
 Portfolio...................    73      74       73      26      27      26

Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, NA ("Firstar Bank") served as administrator and accounting services agent for the Fund for the period October 1, 1998 through August 1, 1999 and served as custo-dian and transfer agent for the period October 1, 1998 through August 15, 1999.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


The following table summarizes the administration, accounting and transfer agent fees waived by Firstar Mutual Fund Services, LLC in the Multi Cap Growth Portfolio for the period December 31, 1998 through August 15, 1999:

           Administration Fees        Accounting Fees           Transfer Agent Fees
                 Waived                   Waived                      Waived
           -------------------        ---------------           -------------------
                 $3,125                   $2,750                      $1,250

Pembrook Securities ("Pembrook"), a brokerage firm directly owned by the Ad-viser of the Portfolios, directly effects purchases and sales of securities for the Portfolios. In connection therewith, brokerage commissions paid to Pembrook by the Small Cap Growth Portfolio, Real Estate Securities Portfolio, Micro Cap Growth Portfolio and Multi Cap Growth Portfolio for the year ended November 30, 1999 totaled $386,992, $36,492, $27,212 and $24,411, respectively.

Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, NY 10528, has been engaged to assist in securing purchasers for shares of the Portfolios. Rafferty will receive no compensation from the Fund for distribution of shares of the Portfolios, although it will receive reimbursement by the Adviser of out-of-pocket expenses.

5. Fund Shares. At November 30, 1999, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares of each Portfolio:

                                                   Small Cap Growth Portfolio
                          --------------------------------------------------------------------------------
                                              Class Y                                    Class A
                          ---------------------------------------------------  ---------------------------
                                  For the                    For the                 For the Period
                                 Year ended                Year ended          September 8, 1999* through
                             November 30, 1999          November 30, 1998           November 30, 1999
                          -------------------------  ------------------------  ---------------------------
                            Shares        Amount       Shares       Amount        Shares        Amount
                          -----------  ------------  ----------  ------------  ---------------------------
Shares sold.............   21,881,783  $354,179,466  18,407,184  $262,346,037        21,287 $      376,710
Reinvestment dividends .          --            --       46,937       638,350           --             --
Shares redeemed.........  (10,267,250) (168,346,125) (2,189,181)  (30,994,306)          --             --
                          -----------  ------------  ----------  ------------  ------------ --------------
Net increase (decrease).   11,614,533  $185,833,341  16,264,940  $231,990,081        21,287 $      376,710
                          ===========  ============  ==========  ============  ============ ==============

                                                 Small Cap Growth Portfolio
                                   -------------------------------------------------------
                                             Class B                    Class II
                                   --------------------------- ---------------------------
                                         For the Period              For the Period
                                   September 8, 1999* through  September 8, 1999* through
                                        November 30, 1999           November 30, 1999
                                   --------------------------  --------------------------
                                      Shares        Amount        Shares        Amount
                                   --------------------------- ---------------------------
Shares sold......................        30,424 $      531,359       21,452 $      374,894
Reinvestment dividends ..........           --             --           --             --
Shares redeemed..................           --             --           --             --
                                   ------------ -------------- ------------ --------------
Net increase (decrease)..........        30,424 $      531,359       21,452 $      374,894
                                   ============ ============== ============ ==============

* Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


                                              Real Estate Securities Portfolio
                          -----------------------------------------------------------------------------
                                             Class Y                                  Class A
                          ------------------------------------------------  ---------------------------
                                  For the                  For the                For the Period
                                Year ended               Year ended         September 8, 1999* through
                             November 30, 1999        November 30, 1998          November 30, 1999
                          ------------------------  ----------------------  ---------------------------
                            Shares       Amount      Shares      Amount        Shares        Amount
                          ----------  ------------  ---------  -----------  ---------------------------
Shares sold.............  10,276,203  $ 92,129,473  4,926,396  $53,668,701        17,458 $      153,431
Reinvestment dividends .     495,029     4,327,366    260,983    2,785,442           252          2,094
Shares redeemed.........  (3,996,289)  (35,833,646)  (722,943)  (7,177,339)          --             --
                          ----------  ------------  ---------  -----------  ------------ --------------
Net increase (decrease).   6,774,943  $ 60,623,193  4,464,436  $49,276,804        17,710 $      155,525
                          ==========  ============  =========  ===========  ============ ==============

* Inception of the class

                                     Real Estate Securities Portfolio
                          ---------------------------------------------------------
                                   Class B                      Class II
                          ---------------------------  ----------------------------
                                For the Period               For the Period
                          September 8, 1999* through   September 8, 1999* through
                              November 30, 1999             November 30, 1999
                          ---------------------------  ----------------------------
                             Shares        Amount         Shares         Amount
                          ------------- -------------  ------------- --------------
Shares sold.............        20,751  $     180,060        17,509  $      153,746
Reinvestment dividends .           246          2,047           246           2,046
Shares redeemed.........          (824)        (6,716)          --              --
                          ------------  -------------  ------------  --------------
Net increase (decrease).        20,173  $     175,391        17,755  $      155,792
                          ============  =============  ============  ==============
                                        Micro Cap Growth Portfolio
                          ---------------------------------------------------------
                                                 Class Y
                          ---------------------------------------------------------
                                   For the                   For the Period
                                  Year ended           December 31, 1997* through
                              November 30, 1999             November 30, 1998
                          ---------------------------  ----------------------------
                             Shares        Amount         Shares         Amount
                          ------------- -------------  ------------- --------------
Shares sold.............     4,272,442  $  65,162,561     4,701,406  $   54,365,739
Reinvestment dividends .       437,475      7,415,212           --              --
Shares redeemed.........    (2,032,966)   (30,883,824)     (728,968)     (8,635,601)
                          ------------  -------------  ------------  --------------
Net increase (decrease).     2,676,951  $  41,693,949     3,972,438  $   45,730,138
                          ============  =============  ============  ==============

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued


                                       Multi Cap
                                   Growth Portfolio
                          -------------------------------------
                                    Class Y
                          ----------------------------
                                For the Period
                          December 31, 1998* through
                               November 30, 1999
                          ----------------------------
                             Shares         Amount
                          ------------- --------------
Shares sold.............     2,405,047     $29,483,729
Reinvestment dividends .       133,689       1,711,221
Shares redeemed.........      (106,219)     (1,361,258)
                          ------------  --------------
Net increase (decrease).     2,432,517     $29,833,692
                          ============  ==============

* Inception of the class

6. Income Tax Information. At November 30, 1999, the investment cost and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

                                                                      Net
                         Federal Tax   Unrealized   Unrealized   Appreciation/
                             Cost     Appreciation Depreciation  (Depreciation)
                         ------------ ------------ ------------  --------------
Small Cap Growth
 Portfolio.............. $486,799,902 $154,318,202 $(21,784,267)  $132,533,935
Real Estate Securities
 Portfolio..............  145,087,627      301,088  (16,084,056)   (15,782,968)
Micro Cap Growth
 Portfolio..............   98,237,192   30,999,613   (4,661,138)    26,338,475
Multi Cap Growth
 Portfolio..............   31,400,233    5,106,059   (1,253,129)     3,852,930

At November 30, 1999, the Real Estate Securities Portfolio had capital loss carryovers (which may be carried over to offset future capital gains) totaling $2,392,969 and $14,950,012 to expire in the years 2006 and 2007, respectively.

For the year ended November 30, 1998 the Small Cap Growth and Micro Cap Growth Portfolios utilized capital loss carryovers from the prior year in the amount of $19,665,161 and $451,347, respectively.

7. Subsequent Events. As of December 31, 1999, the Fund offers the Brazos Mid Cap Growth Portfolio. The investment objective is to provide maximum capital appreciation, consistent with reasonable risk to principal.

BRAZOS MUTUAL FUNDS
Report of Independent Accountants

To the Board of Trustees and Shareholders of Brazos Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all mate-rial respects, the financial position of Small Cap Growth Portfolio, Real Es-tate Securities Portfolio, Micro Cap Growth Portfolio and Multi Cap Growth Portfolio (formerly Growth Portfolio) (constituting Brazos Mutual Funds, here-after referred to as the "Fund") at November 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally ac-cepted accounting principles. These financial statements and financial high-lights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these fi-nancial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1999 by correspondence with the cus-todian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York 10036
January 21, 2000

BRAZOS MUTUAL FUNDS
Shareholder Tax Information (unaudited)

Certain tax information regarding the Brazos Mutual Funds is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended November 30, 1999. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31,1999. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under a separate cover in January 2000.

During the year ended November 30, 1999 the Portfolios paid the following divi-dends per share:

                                                 Net        Net
                                      Net     short-term long-term Qualifying % for the
                           Total   Investment  capital    capital     70% dividends
                         dividends   income     gains*     gains   received deductions
                         --------- ---------- ---------- --------- --------------------
Small Cap Growth Class
 Y......................   $ --      $ --       $ --       $ --             -- %
Small Cap Growth Class
 A......................     --        --         --         --             --
Small Cap Growth Class
 B......................     --        --         --         --             --
Small Cap Growth Class
 II.....................     --        --         --         --             --
Real Estate Securities
 Class Y................    0.44      0.44        --         --             --
Real Estate Securities
 Class A................    0.12      0.12        --         --             --
Real Estate Securities
 Class B................    0.12      0.12        --         --             --
Real Estate Securities
 Class II...............    0.12      0.12        --         --             --
Micro Cap Growth........    1.47       --        1.47        --            0.20
Multi Cap Growth........    2.13       --        2.13        --            0.73

-------
* Short-term capital gains are treated as ordinary income for tax purposes.

                                    TRUSTEES

                                 GEORGE W. GAU
                                 JOHN H. MASSEY
                               DAVID M. REICHERT
                              DAN L. HOCKENBROUGH

                                    OFFICERS

                              DAN L. HOCKENBROUGH
                             Chairman of the Board,
                President, Treasurer andChief Financial Officer

                               LOREN J. SOETENGA
                                 Vice President

                               TRICIA A. HUNDLEY
                                   Secretary

                                ROBERT M. ZAKEM
                     Vice President and Assistant Secretary

                                PETER C. SUTTON
                     Vice President and Assistant Treasurer

                                 ADMINISTRATOR

                        SUNAMERICA ASSET MANAGEMENT CORP
                                733 THIRD AVENUE
                            NEW YORK, NEW YORK 10017

                           CUSTODIAN & TRANSFER AGENT

                        STATE STREET BANK AND TRUST CO.
                                P.O. BOX 419572
                           KANSAS CITY, MO 64141-6572

                                    COUNSEL

                          DRINKER, BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                            18TH AND CHERRY STREETS
                     PHILADELPHIA, PENNSYLVANIA 19103-6996

                                    AUDITORS

                           PRICEWATERHOUSECOOPERS LLP
                          1177 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10036
BYRAP


                              BRAZOS MUTUAL FUNDS

             ANNUAL REPORT
           NOVEMBER 30, 1999

                                     BRAZOS

                                   SMALL CAP
                                GROWTH PORTFOLIO

                                  REAL ESTATE
                              SECURITIES PORTFOLIO

                                   MICRO CAP
                                GROWTH PORTFOLIO

                                   MULTI CAP
                                GROWTH PORTFOLIO

                                  ----------

                               INVESTMENT ADVISER

                                  JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                              DALLAS, TEXAS 75225